Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
SPDR MSCI Emerging Markets Quality Mix ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® MSCI Emerging Markets Quality Mix ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR MSCI Emerging Markets Quality Mix ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging equity markets of the world.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. From the Fund's inception, June 4, 2014, to the most recent fiscal year end, the Fund's portfolio turnover rate was less than 0.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.50%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the MSCI Emerging Markets (EM) Quality Mix Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days' notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index captures large- and mid-cap representation across 23 emerging markets countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EM Value Weighted Index, the MSCI EM Minimum Volatility Index, and the MSCI EM Quality Index (each, a “Component Index”). The MSCI EM Value Weighted Index includes large- and mid-cap stocks across emerging markets countries, weighted to emphasize stocks with lower valuations. The MSCI EM Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap equity universe across emerging markets countries, weighted for exposure to the lowest absolute risk within a given set of restraints. The MSCI EM Quality Index includes large- and mid-cap stocks across emerging markets countries, weighted to emphasize stocks with historically high return on equity, stable year-over-year earnings growth, and low financial leverage. Each Component Index is attributed equal weight (1/3) at each rebalancing. All constituents of each Component Index are included in the Index. The weight of each security in the Index is determined based on 1) the security's weight in each underlying Component Index; and 2) the weight of each underlying Component Index in the Index. The Index is rebalanced semi-annually, usually as of the close of the last business day of May and November, coinciding with the semi-annual index reviews of each Component Index. Countries covered in the Index have historically included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. As of December 31, 2014, the Index comprised 832 securities.

The Index is sponsored by MSCI, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Index Construction Risk: A stock included in the Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund's holdings may not exhibit returns consistent with that factor trait.

Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries. In addition, investments in ADRs and GDRs may be less liquid and more volatile than the underlying shares in their primary trading market.

Emerging Markets Risk: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shutdown, and more governmental limitations on foreign investment policy than those typically found in a developed market. There is also the potential for unfavorable actions including expropriation, nationalization, embargo, and acts of war. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in issuers domiciled in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements could result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.
Russia: The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments in Russia. Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States, with a few issuers representing a large percentage of market capitalization and trading volume. Additionally, financial information on Russian issuers may not be as reliable as U.S. companies because they are not necessarily prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards. Because Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model, the Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. There is also the potential for unfavorable action such as expropriation, dilution, devaluation, default of excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

Recent sanctions imposed by the United States, the European Union and Canada, and other intergovernmental actions that may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country's credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. The scope and scale of these sanctions may be expanded. These sanctions could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain investment instruments. Sanctions could also result in Russia taking counter measures or other actions, which may further impair the value and liquidity of Russian securities. These sanctions, and the continued disruption of the Russian economy, could have a negative effect on the performance of the Fund. Compliance with each of these sanctions may impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for the Fund to hold securities subject to, or otherwise affected by, sanctions, or if deemed appropriate by the Fund's investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund's transaction costs.
Value Stocks Risk: The Fund may employ a “value” style of investing. A “value” style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

Low Volatility Risk: Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels.

Quality Risk: A “quality” style of investing emphasizes companies with high returns, stable earnings, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market.

Non-Diversified Investment Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversified Investment Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-787-2257
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.spdrs.com
SPDR MSCI Emerging Markets Quality Mix ETF | SPDR MSCI Emerging Markets Quality Mix ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.30%
Year 1	rr_ExpenseExampleYear01	31
Year 3	rr_ExpenseExampleYear03	97

[1]	Other expenses are based on estimated amounts for the current fiscal year.